Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 3,583	$ 2,680
Short-term investments	25,457	30,016
Accounts receivable (net of allowances of $161 at December 31, 2015 and $211 at December 31, 2014)	2,222	2,122
Inventories	3,917	3,642
Prepaid expenses and other current assets	3,142	1,034
Total current assets	38,321	39,494
Property and equipment, net	1,566	1,749
Goodwill	6,399	6,399
Long-term investments		1,804
Long-term restricted investments	250	350
Other long-term assets	236	288
Total assets	46,772	50,084
Current liabilities:
Accounts payable	1,286	1,021
Accrued liabilities	4,970	5,051
Contract research liabilities	575	358
Deferred revenue, current portion	616	538
Total current liabilities	7,447	6,968
Deferred revenue, non-current portion	2,269	2,742
Long-term debt, net	19,684	19,824
Other long-term liabilities	$ 2,489	$ 2,035
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value: 10,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value: 200,000 shares authorized; 121,839 and 113,733 shares issued and outstanding at December 31, 2015 and 2014, respectively	$ 12	$ 11
Additional paid-in capital	420,453	401,322
Accumulated other comprehensive income (loss)	(14)	87
Accumulated deficit	(405,568)	(382,905)
Stockholders' equity	14,883	18,515
Total liabilities and stockholders' equity	$ 46,772	$ 50,084